UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$379,424,750
Cash denominated in foreign currencies (2)	11,108,002
Collateral for securities loaned	24,863,068
Dividends and interest receivable	5,431,137
Subscriptions receivable	858,748
Receivable for investments sold	73,032

Total assets	421,758,737

LIABILITIES:
Due to investment adviser	268,102
Payable upon return of securities loaned	24,863,068
Redemptions payable	857,073
Payable for investments purchased	177,559
Payable to custodian	21,334,144

Total liabilities	47,499,946

NET ASSETS	$374,258,791

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,920,744
Additional paid-in capital	338,332,082
Net unrealized appreciation on investments	27,299,850
Undistributed net investment income	465,501
Accumulated net realized gain on investments	5,240,614

NET ASSETS	$374,258,791

NET ASSET VALUE PER OUTSTANDING SHARE	$12.81
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	29,207,444

(1) Cost of investments in securities:	$352,070,090
(2) Cost of cash denominated in foreign currencies:	11,162,812
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$11,196,637
Income from securities lending	14,831
Dividends	226,104

Total income	11,437,572

EXPENSES:
Management fees	1,597,809

NET INVESTMENT INCOME	9,839,763

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	7,140,020
Change in net unrealized appreciation on investments	(1,612,048)

Net realized and unrealized gain on investments	5,527,972

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,367,735
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$9,839,763	$16,484,155
Net realized gain on investments	7,140,020	5,289,698
Change in net unrealized appreciation on investments	(1,612,048)	11,287,659

Net increase in net assets resulting from operations	15,367,735	33,061,512

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,373,537)	(17,068,639)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	103,287,399	151,828,441
Reinvestment of distributions	9,373,537	17,068,639
Redemptions of shares	(84,476,816)	(138,183,537)

Net increase in net assets resulting from share transactions	28,184,120	30,713,543

Total increase in net assets	34,178,318	46,706,416

NET ASSETS:
Beginning of period	340,080,473	293,374,057

End of period (1)	$374,258,791	$340,080,473
OTHER INFORMATION:

SHARES:
Sold	7,988,689	12,263,004
Issued in reinvestment of distributions	736,335	1,392,841
Redeemed	(6,542,047)	(11,174,069)

Net increase	2,182,977	2,481,776

(1) Including undistributed (overdistributed) net investment income	$465,501	$(725)
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$12.58		$11.95	$12.35	$11.98	$9.78	$9.64
Income from Investment Operations
Net investment income	0.35		0.67	0.84	0.91	0.79	0.43
Net realized and unrealized gain (loss)	0.21		0.63	(0.39)	0.36	2.12	0.19

Total Income From Investment Operations	0.56		1.30	0.45	1.27	2.91	0.62

Less Distributions
From net investment income	(0.33)		(0.67)	(0.85)	(0.90)	(0.71)	(0.48)

Net Asset Value, End of Period	$12.81		$12.58	$11.95	$12.35	$11.98	$9.78

Total Return	4.45%	w	11.10%	3.71%	10.98%	30.10%	11.08%

Net Assets, End of Period ($000)	$374,259		$340,080	$293,374	$271,541	$251,129	$161,750

Ratio of Expenses to Average Net Assets	0.90%	*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to
Average Net Assets	5.51%	*	5.31%	5.06%	5.62%	6.30%	8.06%

Portfolio Turnover Rate	17.05%	w	36.73%	38.48%	33.18%	47.85%	26.58%
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

BONDS

Par Value ($)	Value ($)

AGENCY --- 1.53%
9,000,000 Fannie Mae **	5,821,852
SGD 2.290 February 19, 2009
$5,821,852

AGRICULTURE --- 0.27%
1,055,000 Corn Products International Inc	1,027,458
Senior Notes
6.625 April 15, 2037
$1,027,458

AIRLINES --- 1.78%
85,266 American Airlines Inc	84,840
Pass Thru Certificates
8.040 September 16, 2011
700,000 American Airlines Inc	709,625
Pass Thru Certificates
7.324 October 15, 2009
1,500,291 Atlas Air Inc ++	1,717,833
Pass Thru Certificates
7.680 January 2, 2014
1,326,184 Atlas Air Inc ++	1,491,957
Pass Thru Certificates
7.630 January 2, 2015
913,951 Atlas Air Inc ++	904,812
Pass Thru Certificates
8.770 January 2, 2011
394,351 Atlas Air Inc ++	469,278
Pass Thru Certificates
9.057 January 2, 2014
631,503 Continental Airlines Inc	628,346
Pass Thru Certificates
7.373 December 15, 2015
78,351 Continental Airlines Inc ^^	80,408
Pass Thru Certificates
8.307 October 2, 2019
705,000 Qantas Airways Ltd #	684,404
Notes
6.050 April 15, 2016

$6,771,503

AUTOMOBILES --- 0.91%
215,000 Ford Motor Co	164,475
Notes
7.125 November 15, 2025
1,735,000 Ford Motor Co	1,279,563
Debentures
6.375 February 1, 2029
225,000 Ford Motor Co	168,188
Bonds
6.625 October 1, 2028
1,475,000 Ford Motor Co ^^	1,178,156
Notes
7.450 July 16, 2031
720,000 General Motors Corp ^^	656,100
Senior Debentures
8.250 July 15, 2023
40,000 General Motors Corp ^^	36,500
Senior Debentures
8.375 July 15, 2033
$3,482,982

BANKS --- 1.45%
1,830,000 BAC Capital Trust VI	1,633,980
Company Guaranteed Notes
5.625 March 8, 2035
2,500,000 HSBC Bank USA #	2,752,250
Notes
3.310 August 25, 2010
1,000,000 Keycorp Capital III ^^	1,134,680
Company Guaranteed Notes
7.750 July 15, 2029
$5,520,910

BIOTECHNOLOGY --- 1.16%
2,400,000 Enzon Pharmaceuticals Inc	2,361,000
Convertible
4.500 July 1, 2008
250,000 Human Genome Sciences Inc ^^	206,250
Bonds
2.250 August 15, 2012
90,000 Incyte Corp ^^	78,863
Convertible
3.500 February 15, 2011
455,000 Nektar Therapeutic	445,900
Convertible
3.500 October 17, 2007

385,000 Nektar Therapeutic ^^	335,913
Convertible
3.250 September 28, 2012
985,000 Regeneron Pharmaceuticals Inc	999,775
Convertible
5.500 October 17, 2008
$4,427,701

BROADCAST/MEDIA --- 2.50%
1,000,000 Clear Channel Communications Inc	966,490
Notes
4.250 May 15, 2009
1,500,000 Comcast Corp	1,305,008
Bonds
5.650 June 15, 2035
1,140,000 Comcast Corp	1,105,058
Senior Unsecured Notes
6.500 November 15, 2035
3,455,000 Comcast Corp	3,329,666
Notes
6.450 March 15, 2037
1,130,000 News America Inc	1,053,375
Notes
6.200 December 15, 2034
1,860,000 News America Inc #	1,714,602
Senior Notes
6.150 March 1, 2037
$9,474,199

BUILDING MATERIALS --- 0.75%
865,000 Owens Corning Inc	854,366
Senior Unsecured Notes
7.000 December 1, 2036
575,000 Owens Corning Inc	568,519
Senior Unsecured Notes
6.500 December 1, 2016
250,000 Ply Gem Industries Inc ^^	224,688
Senior Subordinated Notes
9.000 February 15, 2012
1,220,000 USG Corp	1,192,125
Notes
6.300 November 15, 2016
$2,839,698

CANADIAN – FEDERAL --- 14.28%
2,000,000 Canada Housing Trust #1	1,860,690
CAD Foreign Government Guaranteed Notes
4.100 December 15, 2008

9,500,000 Government of Canada	10,630,368
CAD Bonds
5.750 June 1, 2033
1,400,000 Government of Canada	1,330,016
CAD Bonds
6.000 June 1, 2008
12,085,000 Government of Canada	11,339,082
CAD Bonds
4.500 September 1, 2007
31,050,000 Government of Canada	29,027,488
CAD Bonds
4.250 September 1, 2008
$54,187,644

CANADIAN – PROVINCIAL --- 0.86%
3,331,895 Province of Alberta	3,271,466
CAD Debentures
5.930 September 16, 2016
$3,271,466

CHEMICALS --- 1.05%
535,000 Hercules Inc	449,400
Junior Subordinated Debentures
6.500 June 30, 2029
3,675,000 Methanex Corp	3,536,783
Notes
6.000 August 15, 2015
$3,986,183

COMMUNICATIONS – EQUIPMENT --- 1.64%
1,000,000 Corning Inc	1,051,233
Debentures
6.750 September 15, 2013
950,000 Corning Inc	979,248
Unsecured Notes
7.250 August 15, 2036
4,555,000 Lucent Technologies Inc	3,962,850
Debentures
6.450 March 15, 2029
250,000 Lucent Technologies Inc	217,500
Debentures
6.500 January 15, 2028
$6,210,831

COMPUTER HARDWARE & SYSTEMS --- 0.06%
241,000 Maxtor Corp ^	228,950
Convertible
5.750 March 1, 2012

$228,950

CONTAINERS --- 0.17%
650,000 Owens-Illinois Inc	656,500
Debentures
7.800 May 15, 2018
$656,500

DISTRIBUTORS --- 0.63%
2,410,000 Owens & Minor Inc	2,373,175
Notes
6.350 April 15, 2016
$2,373,175

ELECTRIC COMPANIES --- 1.55%
73,000 Commonwealth Edison Co ^	70,208
Debentures
4.750 December 1, 2011
3,385,000 Empresa Nacional de Electricidad SA ^^	3,758,426
Bonds
7.875 February 1, 2027
700,000 Enersis SA	741,858
Bonds
7.375 January 15, 2014
415,000 Quezon Power Philippines Ltd	429,525
Bonds
8.860 June 15, 2017
250,000 SP Powerassets Ltd	166,548
SGD Notes
3.730 October 22, 2010
865,000 TXU Corp	699,628
Notes
6.550 November 15, 2034
$5,866,193

ELECTRONIC INSTRUMENTS & EQUIP --- 1.69%
2,000,000 Arrow Electronics Inc	2,067,632
Senior Notes
6.875 July 1, 2013
865,000 Avnet Inc	1,094,225
Convertible
2.000 March 15, 2034
1,850,000 Avnet Inc	1,782,913
Notes
6.000 September 1, 2015
245,000 Avnet Inc	248,247
Senior Unsecured Notes
6.625 September 15, 2016

1,220,000 Avnet Inc	1,203,463
Notes
5.875 March 15, 2014
$6,396,480

ELECTRONICS – SEMICONDUCTOR --- 0.22%
225,000 Amkor Technology Inc	218,250
Senior Notes
7.125 March 15, 2011
250,000 Hynix Semiconductor Inc ^^ #	278,750
Senior Notes
9.875 July 1, 2012
65,000 Kulicke & Soffa Industries Inc	65,163
Convertible
1.000 June 30, 2010
240,000 Kulicke & Soffa Industries Inc	222,900
Convertible
.500 November 30, 2008
40,000 Richardson Electronics Ltd ^^	40,400
Convertible
7.750 December 15, 2011
$825,463

ENGINEERING & CONSTRUCTION --- 0.27%
1,005,000 North American Energy Partners Inc	1,015,050
Senior Notes
8.750 December 1, 2011
$1,015,050

FINANCIAL SERVICES --- 5.07%
895,000 Ford Motor Credit Co	855,038
Notes
5.700 January 15, 2010
1,245,000 Ford Motor Credit Co	1,153,488
Notes
7.000 October 1, 2013
5,255,000 General Electric Capital Corp	3,695,267
NZD Senior Unsubordinated Notes
6.500 September 28, 2015
400,000 General Electric Capital Corp	288,530
NZD Senior Notes
6.750 September 26, 2016
45,000 General Motors Acceptance Corp	46,016
Bonds
8.000 November 1, 2031
260,000 General Motors Acceptance Corp ^^	248,991
Global Notes
6.750 December 1, 2014

12,275,000 JP Morgan Chase Bank London # ~	4,803,343
BRL Zero Coupon
13.870 May 17, 2010
17,433,642,500 JP Morgan Chase London # ~	1,470,134
IDR Zero Coupon
12.240 October 21, 2010
37,900,127,200 JPMorgan Chase & Co # ~	2,808,103
IDR Zero Coupon
8.800 April 12, 2012
345,486 Power Receivables Finance #	349,100
Senior Notes
6.290 January 1, 2012
1,125,000 Ranhill Labuan Ltd # ^^	1,114,417
Notes
12.500 October 26, 2011
2,665,000 Toll Brothers Finance Corp	2,404,518
Notes
5.150 May 15, 2015
$19,236,945

FOOD & BEVERAGES --- 0.05%
210,000 Sara Lee Corp	187,867
Unsecured Notes
6.125 November 1, 2032
$187,867

FOREIGN BANKS --- 3.66%
125,000,000 Barclays Financial LLC #	3,671,924
THB Bonds
4.160 February 22, 2010
49,000,000 Barclays Financial LLC #	1,436,612
THB Bonds
4.100 March 22, 2010
3,020,000,000 Barclays Financial LLC #	3,188,513
KRW Medium Term Notes
4.060 September 16, 2010
350,000,000 Rabobank Nederland #	5,603,261
ISK Unsubordinated Notes
13.500 January 28, 2008
$13,900,310

FOREIGN GOVERNMENTS --- 5.96%
100,000 Government of Brazil	124,500
Unsubordinated Notes
8.875 April 15, 2024
8,790,000 Government of Brazil	10,794,120
Bonds
8.250 January 20, 2034

80,000,000 Government of Mexico	7,604,202
MXP Bonds
8.000 December 7, 2023
470,000 Government of Peru"	470,000
Step Bond 3.250 - 5.000
5.000 March 7, 2017
17,945,000 Government of South Africa	2,802,391
ZAR Bonds
13.000 August 31, 2010
737,735 Government of Uruguay ^^	822,575
Notes
7.875 January 15, 2033
$22,617,788

GOLD, METALS & MINING --- 0.00%
500,000 Murrin Murrin Holdings ++	500
Bonds
9.375 August 31, 2027
$500

HEALTH CARE RELATED --- 1.64%
480,000 HCA Inc	417,501
Notes
7.690 June 15, 2025
255,000 HCA Inc	220,018
Debentures
7.500 December 15, 2023
1,115,000 HCA Inc	962,516
Notes
7.580 September 15, 2025
2,505,000 HCA Inc	2,035,540
Debentures
7.050 December 1, 2027
2,000,000 HCA Inc	1,805,000
Notes
6.250 February 15, 2013
80,000 HCA Inc	68,434
Notes
7.750 July 15, 2036
725,000 HCA Inc	614,438
Bonds
7.500 November 6, 2033
100,000 HCA Inc ^^	84,625
Bonds
6.500 February 15, 2016
$6,208,072

HOMEBUILDING --- 3.13%

405,000 DR Horton Inc	373,617
Senior Notes
5.625 September 15, 2014
5,000 DR Horton Inc	4,784
Unsubordinated Notes
6.500 April 15, 2016
3,295,000 DR Horton Inc	2,948,531
Senior Notes
5.250 February 15, 2015
1,070,000 DR Horton Inc	970,293
Company Guaranteed Notes
5.625 January 15, 2016
20,000 K Hovnanian Enterprises Inc	17,700
Senior Notes
6.500 January 15, 2014
20,000 K Hovnanian Enterprises Inc	17,100
Global Notes
6.375 December 15, 2014
85,000 K Hovnanian Enterprises Inc ^^	72,250
Company Guaranteed Notes
6.250 January 15, 2016
1,925,000 Lennar Corp	1,803,848
Company Guaranteed Notes
5.600 May 31, 2015
1,340,000 Lennar Corp	1,297,696
Company Guaranteed Notes
6.500 April 15, 2016
450,000 Pulte Homes Inc	404,367
Senior Unsecured Notes
5.200 February 15, 2015
3,615,000 Pulte Homes Inc	3,080,392
Senior Unsecured Notes
6.000 February 15, 2035
695,000 Pulte Homes Inc	612,263
Senior Notes
6.375 May 15, 2033
290,000 Stanley-Martin Communities LLC	255,200
Notes
9.750 August 15, 2015
$11,858,041

INSURANCE RELATED --- 3.40%
9,600,000 ASIF Global Finance XXVII #	6,208,282
SGD Senior Notes
2.380 February 26, 2009
415,000 Allstate Corp	396,030
Senior Notes
5.950 April 1, 2036

125,000 Marsh & McLennan Cos Inc	105,242
Senior Notes
5.875 August 1, 2033
850,000 Marsh & McLennan Cos Inc	795,227
Notes
5.375 July 15, 2014
555,000 Marsh & McLennan Cos Inc	524,439
Notes
5.750 September 15, 2015
3,005,000 Mutual of Omaha Insurance Co #	3,109,742
Notes
6.800 June 15, 2036
755,000 St Paul Travelers Co Inc	780,481
Senior Unsecured Notes
6.750 June 20, 2036
1,010,000 Travelers Cos Inc	978,039
Senior Notes
6.250 June 15, 2037
$12,897,482

LEISURE & ENTERTAINMENT --- 0.87%
75,000 Time Warner Inc	80,353
Company Guaranteed Bonds
7.625 April 15, 2031
120,000 Time Warner Inc	116,513
Company Guaranteed Bond
6.625 May 15, 2029
295,000 Time Warner Inc	280,093
Notes
6.500 November 15, 2036
2,925,000 Viacom Inc	2,825,913
Bonds
6.875 April 30, 2036
$3,302,872

MACHINERY --- 0.17%
665,000 Toro Co	639,471
Bonds
6.625 May 1, 2037
$639,471

MANUFACTURING --- 1.01%
1,550,000 Bombardier Inc	1,462,566
CAD Debentures
7.350 December 22, 2026
480,000 Borden Inc	456,000
Debentures
9.200 March 15, 2021

2,220,000 Borden Inc	1,898,100
Debentures
7.875 February 15, 2023
$3,816,666

MEDICAL PRODUCTS --- 0.21%
160,000 Boston Scientific Corp	150,572
Senior Unsecured Bonds
5.450 June 15, 2014
275,000 Boston Scientific Corp	267,167
Senior Unsecured Bonds
6.400 June 15, 2016
500,000 EPIX Pharmaceuticals Inc	386,875
Convertible
3.000 June 15, 2024
$804,614

MISCELLANEOUS --- 0.26%
968,318 PF Export Receivables Master Trust #	1,000,999
Company Guaranteed Notes
6.436 June 1, 2015
$1,000,999

OFFICE EQUIPMENT & SUPPLIES --- 0.20%

750,000 Xerox Capital Trust I	769,960
Company Guaranteed Bonds
8.000 February 1, 2027
$769,960

OIL & GAS --- 4.12%
1,865,000 Anadarko Petroleum Corp	1,793,807
Senior Notes
6.450 September 15, 2036
2,525,000 Anadarko Petroleum Corp	2,465,468
Senior Notes
5.950 September 15, 2016
500,000 Devon Energy Corp	786,250
Convertible
4.900 August 15, 2008
700,000 Devon Energy Corp	1,100,750
Convertible
4.950 August 15, 2008
2,000,000 El Paso Corp	1,858,222
Bonds
6.950 June 1, 2028
250,000 El Paso Corp	253,164

Senior Notes
7.800 August 1, 2031
200,000 KN Capital Trust III ^^	188,054
Company Guaranteed Notes
7.630 April 15, 2028
1,205,000 Kinder Morgan Finance	1,064,883
Company Guaranteed Notes
6.400 January 5, 2036
210,000 Kinder Morgan Inc	191,434
Senior Unsecured Notes
5.150 March 1, 2015
2,750,000 Plains All American Pipeline LP #	2,711,385
Notes
6.650 January 15, 2037
1,275,000 Plains All American Pipeline LP #	1,265,429
Notes
6.125 January 15, 2017
300,000 Talisman Energy Inc	264,802
Notes
5.850 February 1, 2037
825,000 Talisman Energy Inc	764,571
Senior Unsecured Bonds
6.250 February 1, 2038
110,000 Weatherford International Ltd	106,374
Notes
6.500 August 1, 2036
776,000 Williams Cos Inc	803,160
Debentures
7.500 January 15, 2031
$15,617,753

OTHER ASSET-BACKED --- 0.12%

500,000 Community Program Loan Trust	468,203
Series 1987-A Class A5
4.500 April 1, 2029
$468,203

PAPER & FOREST PRODUCTS --- 1.90%
635,000 Georgia-Pacific Corp	584,200
Bonds
7.250 June 1, 2028
120,000 Georgia-Pacific Corp	119,700
Notes
8.875 May 15, 2031
540,000 Georgia-Pacific Corp	523,800
Senior Notes

8.000 January 15, 2024
5,850,000 Georgia-Pacific Corp	5,499,000
Notes
7.750 November 15, 2029
500,000 International Paper Co	489,975
Notes
4.250 January 15, 2009
$7,216,675

PHARMACEUTICALS --- 1.98%
560,000 Bristol-Myers Squibb Co +	567,000
Convertible
3.840 September 15, 2023
3,510,000 Elan Finance PLC	3,514,388
Senior Notes
7.750 November 15, 2011
1,655,000 Elan Finance PLC ^^	1,729,475
Senior Notes
8.875 December 1, 2013
75,000 IVAX Corp	76,219
Convertible
4.500 May 15, 2008
910,000 Valeant Pharmaceuticals International	859,950
Convertible
3.000 August 16, 2010
840,000 Valeant Pharmaceuticals International ^^	779,100
Convertible
4.000 November 15, 2013
$7,526,132

PRINTING & PUBLISHING --- 0.55%
2,620,000 Tribune Co	2,077,419
Unsecured Notes
5.250 August 15, 2015
$2,077,419

RAILROADS --- 0.88%
3,245,000 CSX Corp ^^	3,029,454
Senior Unsubordinated Notes
6.000 October 1, 2036
386,000 Missouri Pacific Railroad Co	294,329
Debentures
5.000 January 1, 2045
$3,323,783

REAL ESTATE --- 0.65%
2,200,000 Highwoods Properties Inc REIT	2,382,151
Senior Notes

7.500 April 15, 2018
90,000 Kimball Hill Homes Inc	81,900
Senior Subordinated Notes
10.500 December 15, 2012
$2,464,051

RETAIL --- 3.18%
580,000 Albertson's Inc	584,959
Debentures
7.750 June 15, 2026
755,000 Albertson's Inc	680,398
Notes
6.625 June 1, 2028
4,545,000 Albertson's Inc	4,432,870
Debentures
7.450 August 1, 2029
360,000 Albertson's Inc	367,952
Debentures
8.000 May 1, 2031
1,000,000 Dillard's Inc	958,244
Debentures
7.750 July 15, 2026
500,000 Dillard's Inc	472,142
Unsecured Notes
6.625 January 15, 2018
500,000 Dillard's Inc	484,472
Debentures
7.875 January 1, 2023
525,000 Federated Retail Holdings Inc	505,021
Notes
6.375 March 15, 2037
850,000 Foot Locker Inc	862,750
Debentures
8.500 January 15, 2022
445,000 JC Penney Corp Inc	423,777
Senior Notes
6.375 October 15, 2036
540,000 Toys R Us Inc	486,000
Senior Notes
7.875 April 15, 2013
2,125,000 Toys R Us Inc	1,790,313
Senior Notes
7.375 October 15, 2018
$12,048,898

SPECIALIZED SERVICES --- 0.83%

3,285,000 Western Union Co ^^	3,143,824
Senior Unsecured Notes
6.200 November 17, 2036
$3,143,824

SUPRANATIONALS --- 5.11%
17,325,000 Inter-American Development Bank	12,024,140
NZD Senior Unsecured Notes
6.000 December 15, 2017
17,500,000 Inter-American Development Bank ~	7,361,975
BRL Zero Coupon
18.840 May 11, 2009
$19,386,115

TELEPHONE & TELECOMMUNICATIONS --- 8.56%
430,000 ALLTEL Corp	364,278
Senior Unsecured Notes
7.875 July 1, 2032
760,000 AT&T Corp	731,486
Notes
6.500 March 15, 2029
610,000 BellSouth Corp	570,950
Bonds
6.000 November 15, 2034
775,000 Embarq Corp	786,520
Notes
7.995 June 1, 2036
1,070,000 Level 3 Communications Inc	1,025,863
Convertible
6.000 March 15, 2010
2,440,000 Level 3 Communications Inc	2,656,550
Convertible
2.875 July 15, 2010
965,000 Level 3 Communications Inc	936,050
Convertible
6.000 September 15, 2009
150,000 NTL Cable PLC ^^	157,125
Senior Notes
9.125 August 15, 2016
775,000 Nextel Communications Inc	738,151
Bonds
5.950 March 15, 2014
230,000 Nextel Communications Inc	228,282
Notes
6.875 October 31, 2013
290,000 Nextel Communications Inc	288,188
Convertible
5.250 January 15, 2010

250,000 Nortel Networks Corp	218,750
Notes
6.875 September 1, 2023
2,235,000 Nortel Networks Corp	2,204,269
Convertible
4.250 September 1, 2008
1,585,000 Northern Telecom Capital	1,497,825
Company Guaranteed Notes
7.875 June 15, 2026
500,000 Philippine Long Distance Telephone Co	558,750
Notes
8.350 March 6, 2017
150,000 Qwest Capital Funding Inc	143,250
Unsecured Notes
7.625 August 3, 2021
3,500,000 Qwest Capital Funding Inc	3,298,750
Company Guaranteed Notes
7.750 February 15, 2031
225,000 Qwest Capital Funding Inc ^^	223,875
Company Guaranteed Notes
7.250 February 15, 2011
500,000 Qwest Corp	498,750
Debentures
7.250 September 15, 2025
339,000 Sprint Capital Corp	322,682
Company Guaranteed Notes
6.875 November 15, 2028
606,000 Sprint Nextel Corp	574,885
Bonds
6.000 December 1, 2016
465,000 Telecom Italia Capital SA	438,006
Company Guaranteed Notes
6.375 November 15, 2033
290,000 Telecom Italia Capital SA	261,268
Company Guaranteed Notes
6.000 September 30, 2034
8,740,000 Telefonica Emisones SAU	9,050,943
Company Guaranteed Notes
7.045 June 20, 2036
2,005,000 US West Capital Funding Inc	1,751,869
Bonds
6.875 July 15, 2028
250,000 US West Capital Funding Inc	225,000
Company Guaranteed Notes
6.500 November 15, 2018
2,915,000 Verizon Global Funding Corp	2,673,647
Bonds
5.850 September 15, 2035

65,000 Verizon Maryland Inc	52,597
Senior Unsecured Notes
5.125 June 15, 2033
$32,478,559

TEXTILES --- 0.43%
39,000 Dixie Group Inc ^^	36,611
Convertible
7.000 May 15, 2012
750,000 Kellwood Co	723,055
Convertible
7.625 October 15, 2017
950,000 Kellwood Co	871,625
Convertible
3.500 June 15, 2034
$1,631,291

TOBACCO --- 1.08%
1,375,000 Altria Group Inc	1,458,391
Notes
7.000 November 4, 2013
545,000 Reynolds American Inc	561,046
Bonds
7.250 June 15, 2037
2,050,000 Reynolds American Inc	2,078,764
Bonds
6.750 June 15, 2017
$4,098,201

TRANSPORTATION --- 0.43%
1,650,000 APL Ltd ^	1,544,928
Debentures
8.000 January 15, 2024
100,000 Preston Corp	95,907
Convertible
7.000 May 1, 2011
$1,640,835

U.S. GOVERNMENTS --- 3.13%
5,610,000 United States of America ^^	5,760,769
5.375 February 15, 2031
6,750,000 United States of America ^^	6,111,916
4.500 February 15, 2036
$11,872,685

U.S. MUNICIPAL --- 1.65%
1,950,000 Michigan Tobacco Settlement Finance Authority	1,988,084
Revenue Bonds

7.309 June 1, 2034
4,455,000 Tobacco Settlement Financing Corp	4,274,795
Municipal Bonds
6.706 June 1, 2046
$6,262,879

UTILITIES --- 2.07%
240,000 AES Corp ^^	240,600
Senior Notes
7.750 March 1, 2014
920,000 Calpine Corp # ++	979,800
Senior Notes
8.500 July 15, 2010
1,000,000 Constellation Energy Group	904,980
Notes
4.550 June 15, 2015
1,200,000 DCP Midstream LP #	1,185,385
Bonds
6.450 November 3, 2036
180,000 NGC Corp	160,200
Debentures
7.125 May 15, 2018
415,000 NGC Corp	367,275
Debentures
7.625 October 15, 2026
2,220,000 NGC Corp Capital Trust	2,036,850
Notes
8.316 June 1, 2027
250,000 Texas - New Mexico Power Co	251,990
Senior Notes
6.250 January 15, 2009
300,000 White Pine Hydro LLC # ^	292,322
Notes
6.310 July 10, 2017
1,000,000 White Pine Hydro LLC # ^	1,001,313
Notes
7.260 July 20, 2015
455,000 White Pine Hydro LLC # ^	450,809
Notes
6.960 July 10, 2037
$7,871,524

TOTAL BONDS --- 95.07%	$360,754,652
(Cost $335,199,318)

COMMON STOCK

Shares	Value ($)

COMMUNICATIONS – EQUIPMENT --- 0.35%
51,679 Corning Inc*	1,320,398
$1,320,398

TOTAL COMMON STOCK --- 0.35%
(Cost $481,642)

PREFERRED STOCK

Shares	Value ($)

COMPUTER SOFTWARE & SERVICES --- 0.08%
300 Lucent Technologies Capital Trust 1	308,813
$308,813

CONTAINERS --- 0.31%
27,425 Owens-Illinois Inc	1,158,706
$1,158,706

ELECTRIC COMPANIES --- 0.34%
5,650 AES Trust III	282,500
2,255 New York State Electric & Gas Corp	138,344
25,000 Southern California Edison Co	537,500
3,600 Union Electric Co	304,200
300 Xcel Energy Inc	21,675
$1,284,219

HOUSEHOLD GOODS --- 0.41%
31,225 Newell Financial Trust Inc	1,537,831
$1,537,831

OIL & GAS --- 0.52%
15,175 Chesapeak Energy Corp	1,685,914
7,000 El Paso Energy Capital Trust I	295,750
$1,981,664

REAL ESTATE --- 0.01%
2,000 FelCor Lodging Trust Inc REIT	51,250
$51,250

UTILITIES --- 0.01%
322 MDU Resources Group Inc	32,150
$32,150

TOTAL PREFERRED STOCK --- 1.68%	$6,354,633
(Cost $5,394,063)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

10,998,000 Federal Home Loan Bank	10,995,067
4.870 July 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.90%	$10,995,067
(Cost $10,995,067)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%	$379,424,750
(Cost $352,070,090)

Legend
* Non-income Producing Security
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
^ Illiquid Security.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.
“ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2007.
+ Represents the current interest rate for variable rate security.
++ Security in default at June 30, 2007.
** Security is an agency note with maturity date and interest rate indicated.
[1] Security is fair valued at June 30, 2007.
REIT – Real Estate Investment Trust

^^ A portion or all of the Illiquid Security is on loan at June 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.35%, to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Currency Abbreviations
BRL – Brazilian Real
CAD – Canadian Dollars
IDR – Indonesian Rupiah
ISK – Icelandic Krona
KRW – South Korean Won
MXP – Mexican Peso
NZD – New Zealand Dollars
SGD – Singapore Dollars
THB – Thai Baht
ZAR – South African Rand

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used.

Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted & Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2007 were $43,789,193, $48,080,879 and 12.85%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2007 were $3,112,075, $3,588,530 and 0.96%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the

Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $84,077,662 and $55,161,649, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $6,540,898 and $4,802,416, respectively.

UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $352,146,238. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $30,726,281 and gross depreciation of securities in which there was an excess of tax cost over value of $3,447,769 resulting in net appreciation of $27,278,512.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $24,769,783 and received collateral of $24,863,068 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. For the year ended December 31, 2006, the Portfolio utilized $4,672,861 of capital loss carryforwards. At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,858,796, which expire in the year 2011.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007